Financial instruments and risk management (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Amortized cost
Cash and cash equivalents	R$ 10,501	R$ 14,986	R$ 14,187	R$ 12,466
Fair value of hedge accounting instruments
(=) Total assets	81,879	101,575
Financial Instruments Including Derivatives [Member]
Amortized cost
Cash and cash equivalents	7,115	5,971
Trade accounts receivable	3,383	3,516
Other assets	630	474
(=) Subtotal	11,128	9,961
Fair value through profit or loss
Derivatives	10	34
Cash equivalents	3,386	9,015
Financial investments	1,365	1,832
Energy future agreements	781	89
(=) Subtotal	5,542	10,970
Fair value through other comprehensive income
Trade accounts receivable	72	46
Fair value of hedge accounting instruments
Derivatives	75	49
(=) Total assets	16,817	21,026
Amortized cost
Trade payables	13,198	16,963
Borrowings and debentures	52,233	53,767
Braskem Idesa borrowings	14,639	15,526
Loan from non-controlling shareholders of Braskem Idesa	1,037	1,050
Leniency agreement	673	636
Other liabilities	2,698	1,673
(=) Subtotal	84,478	89,615
Fair value through profit or loss
Derivatives	21	49
Energy future agreements	764	108
(=) Subtotal	785	157
Fair value of hedge accounting instruments
Derivatives	44	156
(=) Total liabilities	R$ 85,307	R$ 89,928